Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:			Company Selected Measure:

Year	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (d)	Average Compensation Actually Paid to non-CEO Named Executive Officers (e)	Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)	Net Income (in thousands) (h)	Net Sales (in thousands) (i)

2023	$8,654,684	$22,347,663	$3,035,069	$7,714,100	$145.93	$100.16	$(134,661)	$314,711
2022	$6,268,188	$5,463,353	$2,930,016	$2,377,340	$80.19	$102.25	$(99,195)	$282,862
2021	$7,260,144	$(172,505)	$2,196,905	$496,378	$81.59	$138.98	$(49,593)	$294,011
2020	$6,018,242	$11,765,591	$2,161,224	$4,764,939	$138.17	$131.41	$(120,348)	$224,959

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (c). “Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	2023	2022	2021	2020
Summary Compensation Table Total	$8,654,684	$6,268,188	$7,260,144	$6,018,242
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(7,879,784)	$(4,767,887)	$(5,299,920)	$(4,874,412)
(Minus): Change in Pension Value	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$13,186,556	$2,282,800	$2,055,461	$8,463,759
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$7,429,276	$329,529	$(4,156,192)	$1,958,656
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$956,931	$1,350,723	$(31,998)	$199,346
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$22,347,663	$5,463,353	$(172,505)	$11,765,591

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020: Joseph E. Gilliam, Chris M. Calcaterra

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

2023: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	2023	2022	2021	2020
Summary Compensation Table Total	$3,035,069	$2,930,016	$2,196,905	$2,161,224
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(2,146,240)	$(2,362,978)	$(1,199,996)	$(1,595,473)
(Minus): Change in Pension Value	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,565,429	$1,477,439	$861,492	$3,347,859
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$3,013,218	$61,800	$(1,490,771)	$801,226
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$246,624	$271,063	$128,748	$50,103
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$7,714,100	$2,377,340	$496,378	$4,764,939

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Glaukos Corporation for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

Column (g):  For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

Column (h): Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2020: Joseph E. Gilliam, Chris M. Calcaterra

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

2023: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

Peer Group Issuers, Footnote

Column (g):  For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 8,654,684	$ 6,268,188	$ 7,260,144	$ 6,018,242
PEO Actually Paid Compensation Amount	$ 22,347,663	5,463,353	(172,505)	11,765,591
Adjustment To PEO Compensation, Footnote

Column (c). “Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	2023	2022	2021	2020
Summary Compensation Table Total	$8,654,684	$6,268,188	$7,260,144	$6,018,242
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(7,879,784)	$(4,767,887)	$(5,299,920)	$(4,874,412)
(Minus): Change in Pension Value	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$13,186,556	$2,282,800	$2,055,461	$8,463,759
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$7,429,276	$329,529	$(4,156,192)	$1,958,656
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$956,931	$1,350,723	$(31,998)	$199,346
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$22,347,663	$5,463,353	$(172,505)	$11,765,591

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 3,035,069	2,930,016	2,196,905	2,161,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,714,100	2,377,340	496,378	4,764,939
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	2023	2022	2021	2020
Summary Compensation Table Total	$3,035,069	$2,930,016	$2,196,905	$2,161,224
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(2,146,240)	$(2,362,978)	$(1,199,996)	$(1,595,473)
(Minus): Change in Pension Value	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,565,429	$1,477,439	$861,492	$3,347,859
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$3,013,218	$61,800	$(1,490,771)	$801,226
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$246,624	$271,063	$128,748	$50,103
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$7,714,100	$2,377,340	$496,378	$4,764,939

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures. Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2023, to Company performance.

● Net Sales:	Financial Measure
● Operating Expenses:	Financial Measure
● Pipeline Product Development:	Non-Financial Measure

Total Shareholder Return Amount	$ 145.93	80.19	81.59	138.17
Peer Group Total Shareholder Return Amount	100.16	102.25	138.98	131.41
Net Income (Loss)	$ (134,661,000)	$ (99,195,000)	$ (49,593,000)	$ (120,348,000)
Company Selected Measure Amount	314,711,000	282,862,000	294,011,000	224,959,000
PEO Name	Thomas W. Burns
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Pipeline Product Development
PEO | (Minus): Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Plus: Pension Service Cost and Associated Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | (Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,879,784)	(4,767,887)	(5,299,920)	(4,874,412)
PEO | Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,186,556	2,282,800	2,055,461	8,463,759
PEO | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,429,276	329,529	(4,156,192)	1,958,656
PEO | Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	956,931	1,350,723	(31,998)	199,346
PEO | Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | (Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | (Minus): Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Plus: Pension Service Cost and Associated Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | (Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,146,240)	(2,362,978)	(1,199,996)	(1,595,473)
Non-PEO NEO | Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,565,429	1,477,439	861,492	3,347,859
Non-PEO NEO | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,013,218	61,800	(1,490,771)	801,226
Non-PEO NEO | Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,624	271,063	128,748	50,103
Non-PEO NEO | Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | (Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0